Ally Master Owner Trust
Monthly Servicing Report
November 16, 2020

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of October 31, 2020

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$7,072,904,199.84	179,144	$39,481.67	77.82%
Used Auto	$464,746,881.99	24,839	$18,710.37	5.11%
Medium Duty Trucks	$15,910,181.12	384	$41,432.76	0.18%
Less Dealer Reserve	$1,696,677,232.25
Total	$5,856,884,030.70	204,367		83.11%

Ally Bank Retained Receivables
New Auto	$265,085,129.80	6,117	$43,335.81	2.92%
Used Auto	$1,221,549,701.12	52,690	$23,183.71	13.44%
Medium Duty Trucks	$945,869.50	18	$52,548.31	0.01%
DPP	$37,799,645.37	1,143	$33,070.56	0.42%
Other	$9,828,041.54	81	$121,333.85	0.11%
Total	$1,535,208,387.33	60,049		16.89%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$7,392,092,418.03	264,416		100.00%
Dealer Reserve	$1,696,677,232.25
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$9,088,769,650.28	264,416		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$6,486,372,310.06	1,402	71.37%
Limited	Eligible	$1,065,744,370.90	206	11.73%
Programmed	Eligible	$1,444,581.99	6	0.02%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$1,204,645,768.67	N/A	13.25%
Limited	Ineligible	$325,843,618.84	N/A	3.59%
Programmed	Ineligible	$4,718,999.82	N/A	0.05%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$9,088,769,650.28	1,614	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$7,873,427,933.94	228,090	86.63%
121-180 Days		$390,577,297.78	12,131	4.30%
181-270 Days		$356,606,498.43	10,773	3.92%
Over 270 Days		$468,157,920.13	13,422	5.15%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$9,088,769,650.28	264,416	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,948	14,059,669	73.84%
L…………………………………....	1,060	4,925,315	25.87%
P……………………………………	58	55,854	0.29%
N …………………………………..	3	206	—%
Total ……………………………….	4,069	19,041,044	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,936	13,611,275	73.60%
L…………………………………....	1,067	4,821,168	26.07%
P……………………………………	51	55,535	0.30%
N …………………………………..	7	5,125	0.03%
Total ……………………………….	4,061	18,493,104	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,940	12,964,832	72.70%
L…………………………………....	1,092	4,789,575	26.86%
P……………………………………	49	60,904	0.34%
N …………………………………..	8	17,370	0.10%
Total ……………………………….	4,089	17,832,681	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.